Note 04 - Management Report - Segment Results of Operations (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Segment Results of Operations [Line Items]
Net revenues	[1]	€ 27,063		€ 25,538		€ 24,011
Provision for credit losses		1,226		515		1,792
Noninterest expenses [Abstract]
Compensation and benefits		10,712		10,418		10,471
General and administrative expenses		9,728		10,821		10,259
Impairment of goodwill and other intangible assets		68		5		0
Restructuring activities		(118)		261		485
Total noninterest expenses		20,390		21,505		21,216
Noncontrolling interests		0
Profit (loss) before tax		€ 5,447		€ 3,518		€ 1,003
Cost/income ratio		75.00%		84.00%		88.00%
Assets		€ 1,344,217		€ 1,324,705		€ 1,324,961
Additions to non-current assets		2,494		1,939		3,423
Risk-weighted assets		360,003		351,629		328,951
Leverage Exposure (fully-loaded)		1,240,483	[2]	1,124,667	[3]	1,078,268	[4]
Average allocated shareholders' equity		€ 60,108		€ 56,537		€ 55,308
Post-tax return on average shareholders equity		8.00%	[5]	4.00%	[6]	0.00%	[7]
Post-tax return on average tangible shareholders' equity		9.00%	[5]	4.00%	[6]	0.00%	[7]
Includes:
Net interest income		€ 13,983		€ 11,117		€ 11,548
Net income (loss) from equity method investments		152		98		120
Includes:
Equity method investments		1,124		1,091		901
Corporate Bank [Member]
Segment Results of Operations [Line Items]
Net revenues		6,335		5,151		5,146
Provision for credit losses		335		(3)		364
Noninterest expenses [Abstract]
Compensation and benefits		1,421		1,447		1,402
General and administrative expenses		2,547		2,649		2,805
Impairment of goodwill and other intangible assets				5
Restructuring activities		(19)		42		28
Total noninterest expenses		3,949		4,143		4,235
Profit (loss) before tax		€ 2,051		€ 1,011		€ 547
Cost/income ratio		62.00%		80.00%		82.00%
Assets	[8]	€ 257,900		€ 245,716		€ 237,675
Additions to non-current assets		3		17		10
Risk-weighted assets		74,303		65,406		57,483
Leverage Exposure (fully-loaded)		320,767	[2]	299,892	[3]	273,959	[4]
Average allocated shareholders' equity		€ 11,901		€ 10,301		€ 9,945
Post-tax return on average shareholders equity		12.00%	[5]	6.00%	[6]	3.00%	[7]
Post-tax return on average tangible shareholders' equity		12.00%	[5]	7.00%	[6]	3.00%	[7]
Includes:
Net interest income		€ 3,628		€ 2,605		€ 2,883
Net income (loss) from equity method investments		4		3		3
Includes:
Equity method investments		90		72		69
Investment Bank [Member]
Segment Results of Operations [Line Items]
Net revenues		10,016		9,631		9,286
Provision for credit losses		319		104		690
Noninterest expenses [Abstract]
Compensation and benefits		2,376		2,197		2,079
General and administrative expenses		3,805		3,587		3,325
Restructuring activities		15		47		14
Total noninterest expenses		6,196		5,831		5,418
Noncontrolling interests		15		(17)		11
Profit (loss) before tax		€ 3,487		€ 3,714		€ 3,166
Cost/income ratio		62.00%		61.00%		58.00%
Assets	[8],[9]	€ 676,714		€ 615,906		€ 573,536
Additions to non-current assets		4		6		4
Risk-weighted assets		139,442		140,600		128,292
Leverage Exposure (fully-loaded)		529,506	[2]	530,361	[3]	476,097	[4]
Average allocated shareholders' equity		€ 26,032		€ 24,181		€ 22,911
Post-tax return on average shareholders equity		9.00%	[5]	10.00%	[6]	9.00%	[7]
Post-tax return on average tangible shareholders' equity		9.00%	[5]	11.00%	[6]	10.00%	[7]
Includes:
Net interest income		€ 3,467		€ 3,332		€ 3,325
Net income (loss) from equity method investments		50		(34)		22
Includes:
Equity method investments		501		462		399
Private Bank [Member]
Segment Results of Operations [Line Items]
Net revenues		9,155		8,234		8,126
Provision for credit losses		583		446		711
Noninterest expenses [Abstract]
Compensation and benefits		2,791		2,813		2,867
General and administrative expenses		3,915		4,447		4,242
Restructuring activities		(113)		173		413
Total noninterest expenses		6,593		7,433		7,522
Noncontrolling interests		0		0		0
Profit (loss) before tax		€ 1,979		€ 355		€ (108)
Cost/income ratio		72.00%		90.00%		93.00%
Assets	[8],[10]	€ 332,524		€ 310,496		€ 296,596
Additions to non-current assets		177		149		202
Risk-weighted assets		87,602		85,366		77,074
Leverage Exposure (fully-loaded)		344,396	[2]	320,692	[3]	307,746	[4]
Average allocated shareholders' equity		€ 13,584		€ 12,663		€ 11,553
Post-tax return on average shareholders equity		10.00%	[5]	1.00%	[6]	(1.00%)	[7]
Post-tax return on average tangible shareholders' equity		11.00%	[5]	1.00%	[6]	(2.00%)	[7]
Includes:
Net interest income		€ 5,223		€ 4,601		€ 4,499
Net income (loss) from equity method investments		27		40		23
Includes:
Equity method investments		99		180		60
Asset Management [Member]
Segment Results of Operations [Line Items]
Net revenues		2,608		2,708		2,229
Provision for credit losses		(2)		5		2
Noninterest expenses [Abstract]
Compensation and benefits		899		822		740
General and administrative expenses		869		840		763
Impairment of goodwill and other intangible assets		68				0
Restructuring activities		0		2		22
Total noninterest expenses		1,836		1,664		1,526
Noncontrolling interests		174		223		157
Profit (loss) before tax		€ 598		€ 816		€ 544
Cost/income ratio		70.00%		61.00%		68.00%
Assets	[8],[11]	€ 10,150		€ 10,387		€ 9,453
Additions to non-current assets		41		32		32
Risk-weighted assets		12,864		14,415		9,997
Leverage Exposure (fully-loaded)		9,462	[2]	10,678	[3]	4,695	[4]
Average allocated shareholders' equity		€ 5,459		€ 4,815		€ 4,757
Post-tax return on average shareholders equity		7.00%	[5]	12.00%	[6]	8.00%	[7]
Post-tax return on average tangible shareholders' equity		17.00%	[5]	30.00%	[6]	21.00%	[7]
Includes:
Net interest income		€ (65)		€ (5)		€ 1
Net income (loss) from equity method investments		66		81		63
Includes:
Equity method investments		415		349		304
Capital Release Unit [Member]
Segment Results of Operations [Line Items]
Net revenues		(28)		26		(225)
Provision for credit losses		(17)		(42)		29
Noninterest expenses [Abstract]
Compensation and benefits		60		128		168
General and administrative expenses		864		1,306		1,774
Restructuring activities		(2)		(2)		5
Total noninterest expenses		922		1,432		1,947
Noncontrolling interests						0
Profit (loss) before tax		(932)		(1,364)		(2,200)
Assets	[8],[12]	61,823		131,775		197,667
Additions to non-current assets		0		1		0
Risk-weighted assets		24,284		28,059		34,415
Leverage Exposure (fully-loaded)		22,028	[2]	38,830	[3]	71,726	[4]
Average allocated shareholders' equity		€ 3,018		€ 4,473		€ 6,166
Post-tax return on average shareholders equity		(23.00%)	[5]	(23.00%)	[6]	(26.00%)	[7]
Post-tax return on average tangible shareholders' equity		(24.00%)	[5]	(23.00%)	[6]	(27.00%)	[7]
Includes:
Net interest income		€ (227)		€ 58		€ 61
Net income (loss) from equity method investments		6		7		9
Includes:
Equity method investments		16		25		67
Corporate & Other [Member]
Segment Results of Operations [Line Items]
Net revenues		(1,024)		(212)		(552)
Provision for credit losses		8		5		(4)
Noninterest expenses [Abstract]
Compensation and benefits		3,165		3,012		3,215
General and administrative expenses		(2,272)		(2,009)		(2,651)
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		0		0		3
Total noninterest expenses		893		1,002		568
Noncontrolling interests		(190)		(206)		(169)
Profit (loss) before tax		(1,736)		(1,014)		(947)
Assets		5,107		10,425		10,035
Additions to non-current assets		2,269		1,734		3,174
Risk-weighted assets		21,508		17,783		21,690
Leverage Exposure (fully-loaded)		14,325	[2]	22,761	[3]	29,243	[4]
Average allocated shareholders' equity		115		104		(23)
Includes:
Net interest income		1,958		526		779
Net income (loss) from equity method investments		0		1		1
Includes:
Equity method investments		€ 4		€ 4		€ 4

[1]	Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income); revenues are attributed to countries based on the location in which the Group’s booking office is located; the location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction; where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations.
[2]	The leverage ratio exposure is calculated according to CRR as applicable at the reporting date; starting with September 30, 2020, the Group was allowed to exclude certain Euro-based exposures facing Eurosystem central banks from the leverage ratio exposure based on the ECB-decision (EU) 2020/1306 and EU 2021/1074; this exclusion applied until March 31, 2022; the segmental leverage exposures are presented without that exclusion.
[3]	The leverage ratio exposure is calculated according to CRR as applicable at the reporting date; starting with September 30, 2020, the Group was allowed to exclude certain Euro-based exposures facing Eurosystem central banks from the leverage ratio exposure based on the ECB-decision (EU) 2020/1306 and EU 2021/1074; this exclusion applied until March 31, 2022; the segmental leverage exposures are presented without that exclusion.
[4]	The leverage ratio exposure is calculated according to CRR as applicable at the reporting date; starting with September 30, 2020, the Group was allowed to exclude certain Euro-based exposures facing Eurosystem central banks from the leverage ratio exposure based on the ECB-decision (EU) 2020/1306 and EU 2021/1074; this exclusion applied until March 31, 2022; the segmental leverage exposures are presented without that exclusion
[5]	The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was (2) % for the year ended December 31, 2022; for the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2022; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this Annual Report.
[6]	The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 26 % for the year ended December 31, 2021; for the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2021; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this Annual Report
[7]	The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 39 % for the year ended December 31, 2020; for the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2020; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this Annual Report.
[8]	Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances.
[9]	Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances.
[10]	Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances.
[11]	Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances.
[12]	Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances.